SCHEDULE OF COMPONENTS OF INCOME TAX PROVISION (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Total	$ 81,514	$ 96,267	$ 103,921	$ 162,622	$ 248,837	$ 306,928
UNITED STATES
Operating Loss Carryforwards [Line Items]
Current income tax expense			45,562	79,096	20,071	46,621
Deferred income tax expense
Seychelles [Member]
Operating Loss Carryforwards [Line Items]
Current income tax expense
Deferred income tax expense
HONG KONG
Operating Loss Carryforwards [Line Items]
Current income tax expense
Deferred income tax expense
People's Republic of China [Member]
Operating Loss Carryforwards [Line Items]
Current income tax expense			58,359	83,526	228,766	260,307
Deferred income tax expense